UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23266

AIP ALTERNATIVE LENDING FUND P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (800) 421-7572

Kara Fricke, Esq.
Morgan Stanley Investment Management Inc.
1633 Broadway
New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.
DECHERT LLP
1095 Avenue of the Americas
New York, NY 10036-6797
(212) 698-3500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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ALTERNATIVE INVESTMENT PARTNERS
AIP ALTERNATIVE LENDING FUND P Financial Statements (Unaudited) For the Period From October 1, 2021 to March 31, 2022

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Financial Statements (Unaudited)
For the Period From October 1, 2021 to March 31, 2022

Consolidated financial statements for AIP Alternative Lending Fund A for the period from October 1, 2021 to March 31, 2022 are attached to these financial statements and are an integral part thereof.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Assets and Liabilities (Unaudited)
March 31, 2022

Assets
Investment in AIP Alternative Lending Fund A, at fair value (cost $832,768,944)	$828,286,583
Cash and cash equivalents	29,429,671
Redemption receivable from AIP Alternative Lending Fund A	12,795,337
Total assets	870,511,591
Liabilities
Subscriptions received in advance	27,586,000
Payable for share repurchases	12,795,337
Shareholder servicing fees payable	1,031,945
Accrued expenses and other liabilities	149,399
Total liabilities	41,562,681
Net assets	$828,948,910
Net assets consist of:
Net capital	$832,222,382
Total distributable earnings (loss)	(3,273,472)
Net assets	$828,948,910
Net asset value per share:
763,539.653 shares issued and outstanding, no par value, 2,000,000 registered shares	$1,085.67
Maximum offering price per share ($1,085.67 plus sales load of 3% of net asset value per share)	$1,118.24

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Operations (Unaudited)
For the Period Ended March 31, 2022

Investment Income
Dividends	$26,808,907
Expenses
Shareholder servicing fees	2,709,953
Transfer agent fees	97,500
Professional fees	89,529
Registration fees	20,653
Accounting and administration fees	10,000
Custody fees	2,974
Other expenses	33,307
Total expenses	2,963,916
Net investment income (loss)	23,844,991
Realized and unrealized gain (loss) from investment in AIP Alternative Lending Fund A
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	(11,104,678)
Realized gain (loss) on investment in AIP Alternative Lending Fund A	1,022,739
Net realized and unrealized gain (loss) from investments	(10,081,939)
Net increase (decrease) in net assets resulting from operations	$13,763,052

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statements of Changes in Net Assets (Unaudited)

For the Year Ended September 30, 2021
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$50,061,345
Realized and unrealized gain (loss) from investment in AIP Alternative Lending Fund A	25,495,905
Net increase (decrease) in net assets resulting from operations	75,557,250
Distributions to shareholders from:
Distributions resulting from operations	(70,140,656)
Total distributions	(70,140,656)
Shareholder transactions:
Subscriptions (representing 268,438.693 shares)	306,105,181
Distributions reinvested (representing 36,167.483 shares)	39,742,896
Repurchases (representing 12,431.884 shares)	(13,217,034)
Net increase (decrease) in net assets from shareholder transactions	332,631,043
Total increase (decrease) in net assets	338,047,637
Net assets, beginning of year (representing 181,031.691 shares)	183,711,980
Net assets, end of year (representing 473,205.983 shares)	$521,759,617
For the Period Ended March 31, 2022
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$23,844,991
Realized and unrealized gain (loss) from investment in AIP Alternative Lending Fund A	(10,081,939)
Net increase (decrease) in net assets resulting from operations	13,763,052
Distributions to shareholders from:
Distributions resulting from operations	(24,545,417)
Total distributions	(24,545,417)
Shareholder transactions:
Subscriptions (representing 288,597.655 shares)	316,067,062
Distributions reinvested (representing 13,738.701 shares)	14,937,114
Repurchases (representing 12,002.686 shares)	(13,032,518)
Net increase (decrease) in net assets from shareholder transactions	317,971,658
Total increase (decrease) in net assets	307,189,293
Net assets, beginning of period (representing 473,205.983 shares)	521,759,617
Net assets, end of period (representing 763,539.653 shares)	$828,948,910

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Cash Flows (Unaudited)
For the Period Ended March 31, 2022

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$13,763,052
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	11,104,678
Realized gain (loss) on investment in AIP Alternative Lending Fund A	(1,022,739)
Purchase of investment in AIP Alternative Lending Fund A	(328,912,932)
Sale of investment in AIP Alternative Lending Fund A	12,795,338
(Increase) decrease in redemption receivable from AIP Alternative Lending Fund A	(12,377,393)
(Increase) decrease in distribution receivable from AIP Alternative Lending Fund A	268,463
Increase (decrease) in subscriptions received in advance	27,586,000
Increase (decrease) in shareholder servicing fees payable	417,841
Increase (decrease) in accrued expenses and other liabilities	(63,719)
Net cash provided by (used in) operating activities	(276,441,411)
Cash flows from financing activities
Subscriptions	316,067,062
Distributions, net of reinvestments	(9,876,766)
Repurchases, net of payable for share repurchases	(655,125)
Net cash provided by (used in) financing activities	305,535,171
Net change in cash and cash equivalents	29,093,760
Cash and cash equivalents at beginning of period	335,911
Cash and cash equivalents at end of period	$29,429,671
Supplemental disclosure of cash flow and non-cash information:
Distributions reinvested	$14,937,114

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
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ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited)
March 31, 2022

1.  Organization

AIP Alternative Lending Fund P (the "Fund") was organized under the laws of the State of Delaware as a statutory trust on June 14, 2017. The Fund commenced operations on October 1, 2018 and operates pursuant to an Agreement and Declaration of Trust (the "Trust Deed"). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as such requirements are described in Note 2. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a "Feeder" fund in a "Master-Feeder" structure whereby the Fund invests substantially all of its assets in AIP Alternative Lending Fund A (the "Master Fund"). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company (notwithstanding its compliance with Subchapter M diversification requirements).

The Fund's investment objective is to seek to provide total return with an emphasis on current income. The Fund invests substantially all of its assets in the Master Fund, which has the same investment objective and strategies as the Fund. The Master Fund seeks to achieve its investment objective by investing, primarily through the Trusts (as defined below), in alternative lending assets that generate interest or other income streams that the Adviser (as defined below) believes offer access to credit risk premium. Alternative lending assets include loans originated through non-traditional, or alternative, lending platforms ("Platforms") ("Loans") or alternative lending securities that provide the Master Fund with exposure to such instruments ("Securities"), collectively referred to as "Investments". Securities may include rated senior classes of asset- backed securities as well as unrated subordinated interests in pools of alternative lending securitizations and publicly or privately offered equity or debt securities, including warrants of Platforms or companies that own or operate Platforms.

As of March 31, 2022, the Fund had a 31.72% ownership interest in the Master Fund. The consolidated financial statements of the Master Fund, including the Consolidated Condensed Schedule of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

The Master Fund generally invests in Loans through MPLI Capital Holdings and MPLI II Capital Holdings (the "Trusts"), wholly-owned subsidiary trusts of the Master Fund. MPLI Capital Holdings was organized under the laws of the State of Delaware as a statutory trust on May 10, 2018. MPLI II Capital Holdings was organized under the laws of the State of Delaware as a statutory trust on November 5, 2021. Wilmington Savings Fund Society, FSB, serves as the trustee of the Trusts. The Trusts operate pursuant to trust agreements in order to achieve the Master Fund's investment objective, as described above.

Morgan Stanley AIP GP LP (the "Adviser") serves as the Master Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
5

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

1.  Organization (continued)

under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Master Fund, subject to the supervision of the Master Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board"). The Fund's Adviser and Board are the same as the Master Fund's.

The Board has overall responsibility for monitoring and overseeing the Adviser's implementation of the Fund's operations and investment program. A majority of the Trustees are not "interested persons" (as defined by the 1940 Act) of the Fund or the Adviser. The same Trustees also serve as the Master Fund's Board.

2.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies," for the purpose of financial reporting. The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's financial statements are stated in United States dollars.

Investment in the Fund

Prior to February 1, 2022, the Fund offered on a continuous basis through Morgan Stanley Distribution, Inc. (the "Distributor") up to 1,000,000 shares of beneficial interest ("Shares"). Effective February 1, 2022, the Fund offers on a continuous basis through the Distributor up to 2,000,000 Shares. The initial closing date ("Initial Closing Date") for the public offering of Shares was October 1, 2018. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share and have been offered in a continuous offering thereafter at the Fund's then current net asset value per Share. The Distributor may enter into selected dealer agreements with various brokers and dealers (in such capacity, "Service Agents") that have agreed to participate in the distribution of the Fund's Shares. The Distributor is an affiliate of the Adviser and may be affiliated with one of more service agents. Shares may be purchased as of the first business day of each month at the Fund's then current net asset value ("NAV") per Share, plus any applicable sales load from the Distributor or Service Agent. Investors purchasing Shares in the Fund ("Shareholders") may be charged a sales load of up to 3% of the amount of the investor's purchase. The Distributor or Service Agent may, in its discretion, waive the sales load for certain investors.

Shares are to be sold only to investors that represent that they are "accredited investors" within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Distributor and/or any Service Agent may impose additional eligibility requirements for investors who purchase shares

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
6

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Fund (continued)

through the Distributor or such Service Agent. The minimum initial investment in the Fund by any investor is $50,000 and the minimum additional investment in the Fund by any investor is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain individual investors or classes of investors. Effective March 1, 2022, the Fund implemented a maximum subscription limit of $500,000 per investor account per month for all investors for both new investments and subsequent subscriptions. Effective June 1, 2022, the maximum subscription limit will be increased to $5,000,000 per investor account per month for all investors for both new investments and subsequent subscriptions. Investors may only purchase their Shares through the Distributor or through a Service Agent.

The Fund may, from time to time, offer to repurchase Shares pursuant to written tenders by Shareholders, and each such repurchase offer will generally be conducted in parallel with similar repurchase offers made by the Master Fund with respect to shares of the Master Fund. Each such similar offer by the Master Fund with respect to shares of the Master Fund will generally apply to between 5% to 25% of the net assets of the Master Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Master Fund offers to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31. Each repurchase offer will generally commence approximately 90 days prior to the applicable repurchase date.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value, which is represented by the Fund's proportionate interest in the net assets of the Master Fund as of March 31, 2022. Valuation of Loans and Securities held by the Master Fund, including the Master Fund's disclosure of Investments under the three- tier hierarchy, is discussed in the notes to the Master Fund's consolidated financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of March 31, 2022, the Fund did not hold any cash equivalents.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
7

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in fair value of the investment in the Master Fund are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investments in the Master Fund is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of March 31, 2022. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the period from October 1, 2018 (commencement of operations) to December 31, 2021 remain subject to examination by major taxing authorities.

As of March 31, 2022, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$832,768,944
Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	(4,482,360)
Net tax unrealized appreciation/depreciation on investments	$(4,482,360)

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to tax mark-to-market adjustments.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
8

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Taxes (continued)

The tax character of distributions paid during the year ended September 30, 2021 was as follows:

September 30, 2021
Distributions paid from:
Net investment income	$49,129,634
Capital gains	21,011,022
In excess of distributable earnings	—
Total	$70,140,656

The amount and character of income and gains due to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are either considered temporary or permanent in nature.

Distribution of Income and Gains

The Fund declares and pays distributions of all or a portion of its net investment income on a quarterly basis. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The Master Fund intends to be treated as a dealer in securities within the meaning of Section 475 of the Code and anticipates marking to market eligible the Investments it holds at the close of each taxable year. Any gain or loss deemed realized under the mark to market rules will likely be ordinary.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which invests in Investments that are treated as indebtedness for U.S. tax purposes. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the "DRIP"), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends, and capital gain distributions in cash.

3.  Subscriptions Received in Advance

Subscriptions received in advance represents cash proceeds received by the Fund prior to year-end related to Shareholder subscriptions to be made effective April 1, 2022. As of March 31, 2022, the Fund had subscriptions received in advance of $27,586,000.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
9

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

4.  Prepaid Investments

Prepaid investments in AIP Alternative Lending Fund A represents amounts transferred to the Master Fund prior to year-end related to the investments to be made effective April 1, 2022. As of March 31, 2021, the Fund did not have any prepaid investments.

5.  Management Fee, Related Party Transactions and Other

The Fund bears all expenses incurred in the business of the Fund, as well as indirectly its pro rata portion of all expenses incurred by the Master Fund and certain ongoing costs associated with the Fund's continuous offering. The Fund does not pay the Adviser a management fee; however, as a holder of shares of the Master Fund, the Fund and its Shareholders are indirectly subject to the management fees to be charged to the Master Fund by the Adviser.

The Adviser has agreed to waive fees and/or reimburse the Master Fund to the extent that the ordinary operating expenses incurred by the Master Fund in any calendar year exceed 2.00% of the Master Fund's average annual Managed Assets (as defined below), calculated as of the end of each calendar month. Ordinary operating expenses exclude platform fees, borrowing costs, certain investment related expenses, and extraordinary expenses. "Managed Assets" means the total assets of the Master Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Master Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes).

The Adviser has agreed to reimburse the Fund to the extent that the ordinary expenses incurred by the Fund in any calendar year exceed 1.00% of the Fund's average annual net assets, calculated as of the end of each calendar month. Ordinary expenses exclude (i) the Fund's proportionate share of the management fees paid to the Adviser by the Master Fund, (ii) the Fund's proportionate share of the other expenses of the Master Fund, and (iii) the Fund's extraordinary expenses (i.e. expenses incurred by the Fund outside the of the ordinary course of business, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for a meeting of Shareholders, taking into account any expense waivers).

For the period from October 1, 2021 to March 31, 2022, the Adviser did not reimburse the Fund as the ordinary operating expenses were below 1.00% of the Fund's average annual net assets.

The Fund pays the Distributor, and the Distributor pays each Service Agent, a monthly distribution and shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the NAV of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent.

In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services. In addition, each Service Agent provides the shareholder services such as assisting in establishing and maintaining accounts and records relating to clients that invest in Shares, responding to client inquiries relating to the services performed by the Service Agent, responding to routine inquiries from clients concerning their investments in Shares, assisting clients in changing account designations and addresses, assisting in processing client repurchase requests and providing such other similar services as permitted under applicable statutes, rules and regulations. For period from October 1, 2021 to March 31, 2022, the Fund incurred shareholder servicing fees of $2,709,952, of which $1,031,945 was payable as of March 31, 2022.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
10

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

5.  Management Fee, Related Party Transactions and Other (continued)

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services to the Fund. Under an administrative services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

U.S. Bank National Association ("USB N.A.") serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio.

UMB Fund Services, Inc. serves as the Fund's transfer agent. Transfer agent fees are payable monthly based on an annual base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund's behalf.

6.  Market Risk

The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

7.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
11

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

8.  Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders.

	For the Period Ended March 31, 2022 (Unaudited)		For the Year Ended September 30, 2021	For the Year Ended September 30, 2020
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,102.61		$1,014.81	$1,019.36
Net investment income (loss) (a)	36.25		182.01	46.27
Net realized and unrealized gain (loss) from investments	(14.73)		132.04	5.07
Net increase (decrease) resulting from operations	21.52		314.05	51.34
Distributions paid from:
Net investment income	(38.46)		(141.34)	(47.51)
Realized gain	—		(84.91)	—
Return of capital	—		—	(8.38)
Total distributions	(38.46)		(226.25)	(55.89)
Net increase (decrease) in net asset value	(16.94)		87.80	(4.55)
Net asset value, end of period	$1,085.67		$1,102.61	$1,014.81
Total return (b)	1.98%		32.76%	5.24%
Ratio of total expenses before expense waivers and reimbursements (c)	2.58	% (d)	3.07%	4.85%
Ratio of total expenses after expense waivers and reimbursements (c)	2.58	% (d)	3.07%	4.85%
Ratio of net investment income (loss) (e)	12.11	% (d)	12.34%	18.78%
Portfolio turnover (f)	17.42%		60.96%	33.85%
Net assets, end of period (000s)	$828,949		$521,760	$183,712

(a)  Calculated based on the average shares outstanding methodology, and excludes net investment income allocated from the Master Fund.

(b)  Total return assumes a subscription of a Share to the Fund at the beginning of the period indicated and a repurchase of a Share on the last day of the period, assumes reinvestment of all distributions for the period, and does not reflect the impact of the sales load, if any, incurred when subscribing to the Fund.

(c)  Includes net expenses of the Master Fund.

(d)  Annualized.

(e)  Includes income and expenses of the Master Fund adjusted for distributions paid to the Fund.

(f)  The portfolio turnover rate reflects investment activity of the Master Fund.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of Share transactions.

9.  Subsequent Events

Unless otherwise stated throughout the Notes to the Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements through the date the financial statements were available to be issued.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
12

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund's first and third fiscal quarters on Form N-PORT. The Fund's Forms N-PORT are available on the Securities and Exchange Commission's website at http://www.sec.gov and Morgan Stanley's public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

13

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P

100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees

W. Allen Reed, Chairperson of the Board and Trustee
Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manual H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski

Officers

John H. Gernon, President and Principal Executive Officer
Matthew Graver, Vice President
Michael J. Key, Vice President
Deidre Downes, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary

Master Fund's Investment Adviser

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator and Fund Accounting Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, MK-WI-S302
Milwaukee, WI 53212

Transfer Agent

UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West
New York, New York 10001-8604

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas
New York, NY 10036

14

ALTERNATIVE INVESTMENT PARTNERS
AIP ALTERNATIVE LENDING FUND A Consolidated Financial Statements (Unaudited) For the Period From October 1, 2021 to March 31, 2022

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Financial Statements (Unaudited)
For the Period From October 1, 2021 to March 31, 2022

Contents

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities	1
Consolidated Statement of Operations	2
Consolidated Statements of Changes of Net Assets	3
Consolidated Statement of Cash Flows	4
Consolidated Condensed Schedule of Investments.	5
Notes to Consolidated Financial Statements	8
Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)	21
Quarterly Portfolio Schedule (Unaudited)	21

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Assets and Liabilities (Unaudited)
March 31, 2022

Assets
Investments in loans, at fair value (cost $2,538,222,050)	$2,404,460,004
Investments in securities, at fair value (cost $15,663,116)	15,446,376
Restricted cash	101,996,734
Cash and cash equivalents	89,802,635
Deposits for issuing loans	10,620,801
Interest receivable	23,852,479
Paydown receivable	6,531,360
Receivable for fund investments sold	488,266
Other assets	28,016
Total assets	2,653,226,671
Liabilities
Subscriptions received in advance	18,808,157
Payable for share repurchases	15,982,427
Management fee payable	3,244,823
Loan servicing fee payable	1,757,668
Payable for purchases of investments in loans	851,529
Accrued expenses and other liabilities	1,382,760
Total liabilities	42,027,364
Net assets	$2,611,199,307
Net assets consist of:
Net capital	$2,624,649,022
Total distributable earnings (loss)	(13,449,715)
Net assets	$2,611,199,307
Net asset value per share:
2,399,896.555 shares issued and outstanding, no par value, 3,500,000 registered shares	$1,088.05

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Operations (Unaudited)
For the Period From October 1, 2021 to March 31, 2022

Investment Income
Interest income	$176,423,707
Dividend income	52,306
Other income	32,210
Total investment income	176,508,223
Expenses
Loan servicing fees	9,203,235
Management fees	8,848,754
Professional fees	693,875
Accounting and administration fees	742,309
Valuation agent fees	496,382
Custody fees	403,829
Credit facility expenses	257,271
Registration expenses	128,683
Trustees fees	23,643
Transfer agent fees	22,146
Other expenses	159,720
Total expenses	20,979,847
Net investment income (loss)	155,528,376
Realized and unrealized gain (loss) from investments
Net realized gain (loss) on investments in loans	(34,268,988)
Net realized gain (loss) on investments in securities	6,958,092
Net realized gain (loss) on investments	(27,310,896)
Net change in unrealized appreciation/depreciation on investments in loans	(71,841,927)
Net change in unrealized appreciation/depreciation on investments in securities	(1,270,067)
Net change in unrealized appreciation/depreciation on investments	$(73,111,994)
Net realized and unrealized gain (loss) from investments	$(100,422,890)
Net increase (decrease) in net assets resulting from operations	$55,105,486

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Changes in Net Assets (Unaudited)

For the year ended September 30, 2021
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$148,323,098
Net realized gain (loss) from investments	117,635,390
Net change in unrealized appreciation/depreciation on investments	11,108,632
Net increase (decrease) in net assets resulting from operations	277,067,120
Distributions to shareholders from:
Distributions resulting from operations	(263,915,917)
Total distributions	(263,915,917)
Shareholder transactions:
Subscriptions (representing 964,480.494 shares)	1,105,854,384
Distributions reinvested (representing 167,852.487 shares)	184,186,990
Repurchases (representing 32,517.102 shares)	(35,611,147)
Net increase (decrease) in net assets from shareholder transactions	1,254,430,227
Total increase (decrease) in net assets	1,267,581,430
Net assets, beginning of year (representing 624,096.239 shares)	635,077,938
Net assets, end of year (representing 1,723,912.118 shares)	$1,902,659,368
For the period from October 1, 2021 to March 31, 2022
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$155,528,376
Net realized gain (loss) from investments	(27,310,896)
Net change in unrealized appreciation/depreciation on investments	(73,111,994)
Net increase (decrease) in net assets resulting from operations	55,105,486
Distributions to shareholders from:
Distributions resulting from operations	(88,362,724)
Total distributions	(88,362,724)
Shareholder transactions:
Subscriptions (representing 640,660.294 shares)	703,349,385
Distributions reinvested (representing 54,142.123 shares)	58,955,565
Repurchases (representing 18,817.980 shares)	(20,507,773)
Net increase (decrease) in net assets from shareholder transactions	741,797,177
Total increase (decrease) in net assets	708,539,939
Net assets, beginning of period (representing 1,723,912.118 shares)	1,902,659,368
Net assets, end of period (representing 2,399,896.555 shares)	$2,611,199,307

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Cash Flows (Unaudited)
For the Period From October 1, 2022 to March 31, 2022

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$55,105,486
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments	27,310,896
Net change in unrealized appreciation/depreciation on investments	73,111,994
Purchases of investments in loans	(1,723,499,424)
Proceeds from principal payments from investments in loans	583,623,479
Proceeds from principal payments from investments in securities	11,898,600
Proceeds from sales of investments in loans	104,879,624
Proceeds from sales of investments in securities	27,682,865
Amortization of premiums	231,960
(Increase) decrease in interest receivable	(10,665,696)
(Increase) decrease in other assets	7,312,626
(Increase) decrease in paydown receivable	1,466,772
(Increase) decrease in receivable for fund investments sold	(95,071)
Increase (decrease) in payable for purchases of investments in loans	(1,014,442)
Increase (decrease) in loan servicing fee payable	830,020
Increase (decrease) in management fee payable	977,165
Increase (decrease) in accrued expenses and other liabilities	(1,150,253)
Net cash provided by (used in) operating activities	(841,993,399)
Cash flows from financing activities
Subscriptions, including those received in advance	690,631,542
Distributions, net of reinvestments	(29,675,622)
Repurchases, net of payable for share repurchases	(6,899,652)
Net cash provided by (used in) financing activities	654,056,268
Net change in cash, cash equivalents and restricted cash	(187,937,131)
Cash, cash equivalents and restricted cash at beginning of period	390,357,301
Cash, cash equivalents and restricted cash at end of period	$202,420,170
Supplemental disclosure of cash flow and non-cash information:
Distributions reinvested	$58,955,565
Securitized assets received through in-kind transfers	$74,256,820

The following tables provides a reconciliation of cash, cash equivalents, restricted cash, and deposits for issuing loans reported within the Consolidated Statement of Assets and Liabilities that sum to the total of the same amount above as of March 31, 2022:

Restricted cash	$101,996,734
Cash and cash equivalents	89,802,635
Deposits for issuing loans	10,620,801
Total cash, cash equivalents, restricted cash, and deposits for issuing loans at March 31, 2022	$202,420,170

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited)
March 31, 2022

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
LOANS – 92.08% (a)
Consumer Loans – 87.46%
United States – 87.46%
Total Consumer Loans, 18.17%, 11/01/2020 - 10/18/2030 (b)(c)(d)	Lending Club, Marlette, Prosper, SoFi, Upgrade, Upstart		$2,402,797,249	$2,406,581,928	$2,283,837,487
Small Business Loans – 4.62%
United States – 4.62%
74638c26-c9a2-46c9-8ab4-3707f828c4c6, 19.70%, 08/15/2024	Funding Circle	02/19/2019	155,366	155,366	152,171
77b25e4e-6188-4b53-8373-414efb710fec, 17.99%, 07/24/2024	Funding Circle	07/26/2019	144,272	144,272	141,978
8e21c244-9433-41b9-8cce-903136f85382, 11.99%, 07/18/2024	Funding Circle	07/22/2019	135,270	135,270	132,039
c34e9f44-8182-4a3a-99d5-03f86f3b8b51, 15.82%, 12/21/2023	Funding Circle	12/26/2018	109,574	109,574	107,567
cab5ac76-9b99-4664-8599-ac978cda36f6, 8.50%, 08/21/2024	Funding Circle	02/25/2019	102,426	102,426	101,910
5101797, 3.76%, 09/23/2023 (e)	Square	03/25/2022	107,458	101,701	101,711
5106612, 3.65%, 09/24/2023 (e)	Square	03/28/2022	106,093	100,575	100,602
69bcce37-c812-4eb7-bfa1-17c7035cf4b2, 15.82%, 04/25/2024	Funding Circle	04/29/2019	103,026	103,026	100,209
2b35d052-468c-4988-bfd6-542994c93761, 10.79%, 06/19/2024	Funding Circle	06/21/2019	103,359	103,359	100,012
5069127, 3.76%, 09/09/2023 (e)	Square	03/11/2022	103,596	98,046	98,161
1518a887-aa81-4367-87a7-6e011bbe86de, 10.79%, 05/24/2024	Funding Circle	05/28/2019	99,936	99,936	96,880
5057192, 3.29%, 09/03/2023 (e)	Square	03/07/2022	100,953	96,189	96,365
5114547, 4.37%, 09/29/2023 (e)	Square	03/31/2022	100,442	94,241	94,070
ecf1c740-1a60-4cbc-abf7-a410f2bc8bc4, 10.79%, 04/15/2024	Funding Circle	04/17/2019	96,507	96,507	93,737
ee8e5373-bab6-4fb8-8802-ee0893144489, 10.79%, 04/26/2024	Funding Circle	04/29/2019	96,507	96,507	93,734
8372bf5b-a701-404a-8167-c2b3ef36b69b, 15.82%, 09/06/2024	Funding Circle	03/08/2019	98,187	98,187	93,396
5092712, 3.68%, 09/18/2023 (e)	Square	03/22/2022	97,919	92,786	92,873
5065881, 5.38%, 09/07/2023 (e)	Square	03/09/2022	99,628	92,168	92,329
5068344, 3.29%, 09/08/2023 (e)	Square	03/10/2022	96,061	91,527	91,667
5073050, 3.76%, 09/10/2023 (e)	Square	03/14/2022	96,722	91,541	91,666
5100554, 4.39%, 09/23/2023 (e)	Square	03/25/2022	97,482	91,444	91,495
ac0dff7f-7392-42bd-8ec8-d96a99988cf9, 8.50%, 10/05/2024	Funding Circle	04/09/2019	91,262	91,262	90,691
5067591, 3.76%, 09/08/2023 (e)	Square	03/10/2022	95,554	90,435	90,437
5042228, 4.57%, 08/25/2023 (e)	Square	03/01/2022	94,832	88,761	87,538
d7654761-d0db-41b1-bdae-7cd76de9f049, 10.79%, 02/21/2024	Funding Circle	02/25/2019	89,556	89,556	87,325
5109037, 4.39%, 09/25/2023 (e)	Square	03/29/2022	92,965	87,206	87,225

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited) (continued)
March 31, 2022

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
LOANS (continued)
Small Business Loans – 4.62%
United States (continued)
5109396, 3.76%, 09/25/2023 (e)	Square	03/29/2022	$91,790	$86,872	$86,884
5001457, 3.78%, 08/15/2023 (e)	Square	02/17/2022	91,880	86,958	85,809
5025399, 3.31%, 08/18/2023 (e)	Square	02/23/2022	90,956	86,663	85,682
5031281, 4.57%, 08/22/2023 (e)	Square	02/24/2022	88,105	82,465	82,150
5106346, 3.86%, 09/24/2023 (e)	Square	03/28/2022	86,143	81,412	81,440
4989895, 3.09%, 08/11/2023 (e)	Square	02/15/2022	85,307	81,535	80,239
43ef1957-20f5-4c88-b8a9-1b68d0c1da97, 8.50%, 12/21/2023	Funding Circle	12/26/2018	79,806	79,806	79,962
4979025, 3.31%, 08/08/2023 (e)	Square	02/10/2022	84,645	80,651	79,727
a6c1d88a-d724-4551-a836-b6dff74b754b, 15.82%, 06/17/2024	Funding Circle	06/19/2019	82,253	82,253	79,604
4974935, 3.84%, 08/04/2023 (e)	Square	02/08/2022	84,061	79,490	79,185
5074222, 4.55%, 09/10/2023 (e)	Square	03/14/2022	84,146	78,759	78,830
5098635, 2.07%, 09/22/2023 (e)	Square	03/24/2022	81,251	78,800	78,802
5067213, 3.71%, 09/08/2023 (e)	Square	03/10/2022	82,778	78,407	78,308
5059002, 4.55%, 09/04/2023 (e)	Square	03/08/2022	83,183	77,857	77,996
4880138, 4.41%, 06/27/2023 (e)	Square	12/29/2021	84,442	79,211	77,893
4931643, 3.78%, 07/20/2023 (e)	Square	01/24/2022	82,077	77,680	77,511
f2f1a2b5-4b05-48d7-b0ed-5c8e541cef85, 15.82%, 05/24/2024	Funding Circle	05/28/2019	79,545	79,545	77,189
3f0abad1-744d-4bf1-b219-0bee2e55b199, 16.49%, 06/17/2023	Funding Circle	06/19/2019	77,042	77,042	76,518
4953876, 4.41%, 07/28/2023 (e)	Square	02/01/2022	80,295	75,321	75,495
4915361, 4.57%, 07/14/2023 (e)	Square	01/19/2022	80,485	75,332	75,481
Other Small Business Loans, 4.56%, 10/04/2019 - 01/23/2025 (c)(d)(f)	Funding Circle, Square		134,721,682	127,392,195	116,420,024
Total Small Business Loans				131,640,122	120,622,517
TOTAL LOANS				2,538,222,050	2,404,460,004

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited) (continued)
March 31, 2022

	Shares	Cost	Fair Value
INVESTMENTS IN SECURITIES – 0.59%
ASSET BACKED SECURITIES – 0.59% (g)
MFT 2021-1A CERT 06/16/2031 (h)	18,703	$3,563,413	$3,958,631
PMIT 2019-2A CERT 09/15/2025 (h)	42,020	1,797,093	1,101,183
PMIT 2019-4A CERT 02/17/2026 (h)	37,030	153,835	586,240
UPST 2021-4 CERT 09/20/2031 (h)	12,794	10,148,775	9,800,322
TOTAL ASSET BACKED SECURITIES		15,663,116	15,446,376
TOTAL INVESTMENTS IN SECURITIES		15,663,116	15,446,376
TOTAL INVESTMENTS – 92.67%		2,553,885,166	2,419,906,380
OTHER ASSETS IN EXCESS OF LIABILITIES – 7.33%			191,292,927
TOTAL NET ASSETS – 100.00%			$2,611,199,307

The Consolidated Summary Schedule of Investments provides information regarding the 50 largest investments and summarized information regarding other investments at March 31, 2022. For individual investments disclosed, the description includes the unique loan identification number.

Percentages are stated as a percent of net assets.

(a)  Investments in Loans are fair valued by the Adviser pursuant to the Fund's valuation policies and procedures, which have been adopted by the Board. Fair value is determined using significant unobservable inputs.

(b)  Consumer loans may include: student loans, loans pledged as collateral for the Trusts' line of credit, and variable interest rate loans.

(c)  Category contains non-income producing securities.

(d)  Rate presented is a weighted average interest rate for loans in this category.

(e)  Rate shown is based on an 18-month maturity date.

(f)  Small business loans may include: rates based on an 18-month maturity date.

(g)  Investments in asset backed securities are fair valued by the Adviser pursuant to the Fund's valuation policies and procedures, which have been adopted by the Board. Fair value is determined using significant unobservable inputs.

(h)  Represents equity tranche.

The accompanying footnotes are an integral part of the Consolidated Schedule of Investments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited)
March 31, 2022

1.  Organization

AIP Alternative Lending Fund A (the "Fund") was organized under the laws of the State of Delaware as a statutory trust on June 14, 2017. The Fund commenced operations on October 1, 2018 and operates pursuant to an Agreement and Declaration of Trust (the "Trust Deed"). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as such requirements are described in Note 2. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a "Master" fund in a "Master-Feeder" structure whereby the feeder funds invest substantially all of their assets in the Fund. AIP Alternative Lending Fund P ("ALF P"), Riverview Alternative Lending Fund (Cayman) L.P. ("ALF C"), and JSS Alternative Investments FCP (RAIF) ("JSS ALF") are feeder funds to the Fund. ALF P is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company (notwithstanding its compliance with Subchapter M diversification requirements). ALF C is a Cayman Islands exempted limited partnership. JSS ALF is a reserved alternative investment fund in the form of an open-ended common investment fund under Luxembourg law.

As of March 31, 2022, ALF P, ALF C, and JSS ALF represented 32.21%, 42.04%, and 11.72% of the Fund's net assets, respectively.

The Fund's investment objective is to seek to provide total return with an emphasis on current income. The Fund seeks to achieve its investment objective by investing, primarily through the Trusts (as defined below), in alternative lending assets that generate interest or other income streams that the Adviser (as defined below) believes offer access to credit risk premium. Alternative lending assets include loans originated through non- traditional, or alternative, lending platforms ("Platforms") ("Loans") or alternative lending securities that provide the Fund with exposure to such instruments ("Securities"), collectively referred to as "Investments". Securities may include rated senior classes of asset-backed securities as well as unrated subordinated interests in pools of alternative lending securitizations and publicly or privately offered equity or debt securities, including warrants of Platforms or companies that own or operate Platforms.

The Fund generally invests in Loans through MPLI Capital Holdings and MPLI II Capital Holdings (the "Trusts"), wholly-owned subsidiary trusts of the Master Fund. MPLI Capital Holdings was organized under the laws of the State of Delaware as a statutory trust on May 10, 2018. MPLI II Capital Holdings was organized under the laws of the State of Delaware as a statutory trust on November 5, 2021. Wilmington Savings Fund Society, FSB, serves as the trustee of the Trusts. The Trusts operate pursuant to trust agreements in order to achieve the Master Fund's investment objective, as described above.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

1.  Organization (continued)

Morgan Stanley AIP GP LP (the "Adviser") serves as the Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board").

The Board has overall responsibility for monitoring and overseeing the Adviser's implementation of the Fund's operations and investment program. A majority of the Trustees are not "interested persons" (as defined by the 1940 Act) of the Fund or the Adviser.

2.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). Such policies are consistently followed by the Fund in preparation of its consolidated financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies," for the purpose of financial reporting. The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's consolidated financial statements are stated in United States dollars.

The Fund consolidates the Trusts and has included all of the assets and liabilities and revenues and expenses of the Trusts in the accompanying consolidated financial statements. Intercompany balances have been eliminated through consolidation, as applicable. The accompanying consolidated financial statements of the Fund include the accounts of the Fund and of the Trusts for the period ended March 31, 2022.

Investment in the Fund

Prior to February 1, 2022, the Fund offered on a continuous basis through Morgan Stanley Distribution, Inc. (the "Distributor") up to 2,500,000 shares of beneficial interest ("Shares"). Effective February 1, 2022, the Fund offers on a continuous basis through the Distributor up to 3,500,000 Shares. The initial closing date ("Initial Closing Date") for the public offering of Shares was October 1, 2018. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share and have been offered in a continuous offering thereafter at the Fund's then current net asset value per Share. Investors purchasing Shares in the Fund ("Shareholders") will not be charged a sales load. Shares may be purchased as of the first business day of each month at the Fund's then current net asset value per Share from the Distributor or through a registered investment adviser ("RIA") that has entered into an arrangement with the Distributor for such RIA to offer Shares in conjunction with a "wrap" fee, asset allocation or other managed asset program sponsored by RIA. The Distributor is an affiliate of the Adviser.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Fund (continued)

Shares are to be sold only to investors that represent that they are "accredited investors" within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The minimum initial investment in the Fund by any investor is $50,000, and the minimum additional investment in the Fund by any investor is $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Effective March 1, 2022, the Fund implemented a maximum subscription limit of $500,000 per investor account per month for all investors for both new investments and subsequent subscriptions. This limit applies to both direct Fund investors and to end investor accounts at the Feeder Funds on a look through basis. Effective June 1, 2022, the maximum subscription limit will be increased to $5,000,000 per investor account per month for all investors for both new investments and subsequent subscriptions. Shareholders may only purchase their Shares through the Distributor or a RIA. Any such RIA may impose additional eligibility requirements on investors who purchase Shares through such RIA.

The Fund may, from time to time, offer to repurchase Shares pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to approximately 5% to 25% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offers to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31. Each repurchase offer will generally commence approximately 90 days prior to the applicable repurchase date.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

As of March 31, 2022, approximately 99% of the Fund's portfolio was comprised of investments in Loans. The remainder of the portfolio was invested in Securities.

The Fund uses an independent valuation agent for purposes of providing an estimate of the fair valuation of the Investments, which is one factor that the Adviser considers in making a determination with respect to the fair value of the Investments. Among other factors that may be considered are significant events, the performance of similar loans originated by the Platforms, and the results of the Adviser's due diligence and valuation control procedures. The valuations received from the independent valuation agent rely on portfolio holdings and related data provided by the Fund, or its authorized third parties, and public, financial, and industry source information without independent verification. The Adviser is ultimately responsible for making fair value determinations subject to the oversight of the Board and pursuant to the Fund's fair valuation procedures.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Portfolio Valuation (continued)

The fair values of investments in Loans are based on a discounted cash flow model, which takes into account individual loan characteristics, such as coupon, tenor, platform credit grade and current delinquency status, that are provided by the applicable Platform. The fair values of investments in asset-backed securities are determined by the forecasted performance of the underlying loans in the pool, which takes into account the realized historical loss and prepayment performance of the pool. The priority of the securitization class and the claim on cash flows in the transaction are also taken into account. The fair values of investments in common stock and preferred equities for which market prices are not readily available, such as investments in privately held companies, may be determined using market-based approaches, including precedent transactions, public market comparables, book values or other relevant metrics, or using income-based approaches, including discounted anticipated future cash flows of the company.

The Adviser has established the Hedge Fund Solutions Valuation Committee (the "Valuation Committee"), which is responsible for determining and implementing the Fund's valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley's financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups and meets at least monthly to analyze the fair value of the Investments. Members of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and observations regarding the portfolio. In addition, the portfolio management team reviews the valuation agent's monthly valuation report, including the valuation methodologies, inputs and assumptions used to determine the Investment values, and makes a recommendation to the Valuation Committee regarding the values of the Investments. After consideration of the portfolio management's team recommendation and valuation agent's report, the Valuation Committee determines, in good faith, the fair value of the Investments. Because of the inherent uncertainty of valuation, the fair value of the Fund's Investments may differ significantly from the values that would have been used had a readily available market for the Investments held by the Fund been available.

Loan Platform

The Adviser, as part of its portfolio construction process, performs diligence on the Platforms from which the Fund purchases Loans. The Adviser evaluates the process by which each Platform extends Loans and loan-related services to borrowers, as well as the characteristics of the Loans made available through each Platform. The Fund seeks to purchase Loans from Platforms that meet certain criteria (such as maturities and durations, borrower and loan types, borrower credit quality and geographic locations of borrowers). The Adviser monitors, on an ongoing basis, the underwriting quality of each Platform for each loan type. In addition, the Adviser monitors the characteristics of the Loans it purchases on an ongoing basis to determine whether such Loans comply with the Fund's investment criteria. A backup servicer may be engaged for each Platform in case any such Platform ceases to exist or fails to perform its servicing functions.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Loan Platform (continued)

The Fund may sell certain of its investments in Loans directly or indirectly into special purpose vehicles that issue asset-backed securities, which are secured by a pool of underlying loans originated by an alternative lending platform (which practice is known as a securitization). The Platform continues to service the underlying loans, which may include collection of payments, pursuit of delinquent borrowers, and general interaction with borrowers. Distribution payments from the asset-backed securities are based on cash collections from the underlying loans. The Fund may hold residual equity classes of the asset-backed securities, which could be adversely affected by the deterioration in the credit performance of the loan pool.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Investments in money markets are recorded at fair value and are categorized as Level 1 securities as described in Note 3. As of March 31, 2022, cash equivalents and restricted cash consisted of investments in money market funds valued at $197,256,606. Investments in money market funds are valued at net asset value. Restricted cash represents temporary restrictions on cash received from borrower repayments of Loans that are pledged as collateral for the Fund's revolving line of credit.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. Interest income is net of amortization of premiums, if any, from loan purchases. The Fund will stop accruing interest based on the length of time a loan has been delinquent and will write-off the accrued interest for such loans once the amounts are no longer deemed collectible. Interest income from investments in asset-backed securities is recognized based on the estimated effective yield utilizing expected cash flows. The effective yield is updated by the Adviser periodically as expected cash flow projections change. Other income includes incentive income received from certain loan platforms based on the volume of loans purchased, as well as late fees earned on investments in Loans. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations. Realized gain (loss) from investments is calculated using specific identification. From time to time, certain Platforms on behalf of the Trusts may sell delinquent loans to buyers on the secondary market. In addition, groups of loans from certain Platforms may be sold in securitization transactions. Realized gains or losses from the sales of delinquent loans on the secondary market and from securitization transactions are included in the net realized gain (loss) from investments in loans in the Consolidated Statement of Operations. The Fund will consider various facts and circumstances provided by the Platforms for delinquent loans to determine if a write-off of the outstanding balance is required. Write offs of outstanding principal balances are included in net realized gain (loss) from investments in loans in the Consolidated Statement of Operations.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of March 31, 2022. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Consolidated Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the period from October 1, 2018 (commencement of operations) to December 31, 2021 remain subject to examination by major taxing authorities.

As of March 31, 2022, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$2,419,859,616
Gross tax unrealized appreciation	$395,217
Gross tax unrealized depreciation	(348,453)
Net tax unrealized appreciation/depreciation on investments	$46,764

The difference between book-basis unrealized appreciation/depreciation (as shown in the Consolidated Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is primarily attributable to mark-to-market ordinary gains (losses) under Internal Revenue Code Section 475.

The tax character of distributions paid may differ from the character of distributions shown in the Consolidated Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during the year ended September 30, 2021 was as follows:

September 30, 2021
Distributions paid from:
Net Investment Income	$190,855,858
Capital Gains	73,060,059
In excess of distributable earnings	—
Total	$263,915,917

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Taxes (continued)

The amount and character of income and gains due to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of deductibility of certain expenses.

Distribution of Income and Gains

The Fund declares and pays distributions of all or a portion of its net investment income on a quarterly basis. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The Fund intends to be treated as a dealer in securities within the meaning of Section 475 of the Code and anticipates marking to market all eligible Investments it holds at the close of each taxable year. Any gain or loss deemed realized under the mark to market rules will likely be ordinary.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests in Investments that are treated as indebtedness for U.S. tax purposes. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the "DRIP"), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends, and capital gain distributions in cash.

3.  Fair Value of Investments

The fair value of the Fund's assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

3.  Fair Value of Investments (continued)

The inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not considered active; observable inputs other than observable quoted prices for the asset or liability; or inputs derived principally from or corroborated by observable market data

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) that reflect the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, developed based on the best information available in the circumstances

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's investments carried at fair value:

	Valuation Inputs
Investments at Value	Level 1	Level 2	Level 3	Total
Loans
Consumer Loans	$—	$—	$2,283,837,487	$2,283,837,487
Small Business Loans	—	—	120,622,517	120,622,517
Securities
Asset-Backed Securities	—	—	15,446,376	15,446,376
Total	$—	$—	$2,419,906,380	$2,419,906,380

The following is a reconciliation of Level 3 investments for the period from October 1, 2021 to March 31, 2022:

	Consumer Loans	Small Business Loans	Asset-Backed Securities
Beginning Balance – September 30, 2021	$1,378,597,842	$97,208,717	$49,339,815
Acquisitions	1,544,775,036	178,724,387	—
Sales/Paydowns	(535,627,493)	(152,875,610)	(39,581,465)
Realized gains (losses), net	(33,338,778)	(930,210)	6,958,092
Change in unrealized appreciation/depreciation	(70,337,057)	(1,504,870)	(1,270,066)
(Amortization of premium) accretion of discount	(232,063)	103	—
Ending Balance – March 31, 2022	$2,283,837,487	$120,622,517	$15,446,376
Change in unrealized appreciation/ depreciation on investments still held as of March 31, 2022	$(47,942,163)	$(892,091)	$434,933

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

3.  Fair Value of Investments (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of March 31, 2022:

Type of Investment	Fair Value as of March 31, 2022	Valuation Techniques	Unobservable Inputs	Amount/ Range	Weighted Average
Consumer Loans	$2,283,837,487	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Divided by Original Balance	1.03%-19.54% 0.05%-51.19%	9.67% 17.04%
Small Business Loans	120,622,517	Discounted Cash Flow	Loss-Adjusted Discount Rate Projected Loss Divided by Original Balance	6.62%-13.53% 1.96%-76.23%	11.41% 6.62%
Asset-Backed Securities	15,446,376	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Divided by Original Balance	5.20%-10.00% 9.01%-19.03%	6.19% 12.14%
Total	$2,419,906,380

For the period from October 1, 2021 to March 31, 2022, aggregated purchases and proceeds from the sales of Loans were $1,723,499,424 and $104,879,624, respectively. For the period from October 1, 2021 to March 31, 2022, aggregated purchases and proceeds from the sales of Securities were $0 and $27,682,865, respectively.

In accordance with its policies and procedures, the Fund will generally write down the fair value of a loan if (i) the Platform indicates that the borrower is deceased or has declared bankruptcy, (ii) the Platform charges off the loan, or (iii) the Adviser has determined that the recoverable value of such loan has been impaired. The changes in fair value of the loans are included in net unrealized appreciation/ depreciation from investments in Loans in the Consolidated Statement of Operations.

4.  Subscriptions Received in Advance

Subscriptions received in advance represents cash proceeds received by the Fund prior to year-end related to Shareholder subscriptions to be made effective April 1, 2022. As of March 31, 2022, the Fund had subscriptions received in advance of $18,808,157.

5.  Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, as well as certain ongoing costs associated with the Fund's continuous offering. In consideration of the advisory and other services to be provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.0625% (0.75% on an annualized basis) of the Fund's Managed Assets (as defined below) (the "Management Fee"). The Management Fee is computed based on the value of the Managed Assets of the Fund as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased by the Fund as of the end of the month). "Managed Assets" means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes).

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

5.  Management Fee, Related Party Transactions and Other (continued)

The Adviser has agreed to waive fees and/or reimburse the Fund to the extent that the ordinary operating expenses incurred by the Fund in any calendar year exceed 2.00% of the Fund's average annual Managed Assets, calculated as of the end of each calendar month. Ordinary operating expenses exclude platform fees, borrowing costs, certain investment related expenses, and extraordinary expenses. For the period from October 1, 2021 to March 31, 2022, the Adviser did not reimburse the Fund as the ordinary operating expenses were below 2.00% of the Fund's average annual Managed Assets.

The Fund has a deferred compensation plan (the "DC Plan") that allows each member of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible member of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. As of March 31, 2022, the Fund's proportionate share of assets attributable to the DC Plan was $28,016, which is included in the Consolidated Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities.

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services to the Fund. Under an administrative services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

U.S. Bank National Association ("USB N.A.") serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held in the portfolio.

Millennium Trust Company, LLC ("Millennium") serves as the custodian to the Trusts. Under custody service agreements, Millennium is paid a custodial fee, computed and payable quarterly at an annual rate based on the aggregate total assets of the Trusts.

UMB Fund Services, Inc. serves as the Fund's transfer agent. Transfer agent fees are payable monthly based on an annual base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund's behalf.

6.  Line of Credit

The Fund, through the Trusts, obtains leverage through draws against its revolving lines of credit (each a "Facility" and collectively, the "Facilities") to assist in achieving its investment objective. The Facilities are secured by Loans of certain Platforms held by the Trusts and are subject to Investment Company Act of 1940

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

6.  Line of Credit (continued)

restrictions. The Fund, through MPLI Capital Holdings, entered into a loan and security agreement, effective February 1, 2019 and subsequently amended from time to time, with a third-party bank for an uncommitted Facility with a maximum availability of $400,000,000. Under the terms of the Facility, borrowings are repayable no later than the final maturity date of February 1, 2025. As of March 31, 2022, the Fund did not have any borrowings outstanding against the Facility and was in compliance with all the covenants as detailed in the loan and security agreement.

Effective April 8, 2022, the Fund, through MPLI Capital Holdings II, entered into a loan and security agreement, with a third-party bank for a committed Facility with a maximum availability of $100,000,000. Under the terms of the Facility, borrowings are repayable no later than the final maturity date of April 8, 2026.

7.  Market Risk

The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

8.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

9.  Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders.

	For the Period Ended March 31, 2022	For the Year Ended September 30, 2021		For the Year Ended September 30, 2020		For the Year Ended September 30, 2019 (e)
For a Share outstanding throughout the period:
Net asset value, beginning of period	$1,103.69	$1,017.60		$1,019.69		$1,000.00
Net investment income (loss) (a)	72.64	151.04		199.64		186.66
Net realized and unrealized gain (loss) from investments	(46.49)	173.48		(138.28)		(94.01)
Net increase (decrease) resulting from operations	26.15	324.52		61.36		92.65
Distributions paid from:
Net investment income	(41.79)	(153.43)		(55.91)		(72.96)
Realized gains	—	(85.00)		—		—
Return of capital	—	—		(7.54)		—
Net asset value, end of period	$1,088.05	$1,103.69		$1,017.60		$1,019.69
Total return (b)	1.98%	33.97%		6.29%		9.59%
Ratio of total expenses before expense waivers and reimbursements	1.78%	2.18%		3.86%		4.12%
Ratio of total expenses after expense waivers and reimbursements	1.78%	2.18%		3.86%		3.18%
Ratio of net investment income (loss)	13.23%	13.19	% (c)	19.76	% (c)	18.38%
Portfolio turnover	17.42%	60.96%		33.85%		26.54%
Senior security, end of period (000s)	$—	$—		$225,000		$190,000
Asset coverage per $1,000 of senior security principal amount (d)	$—	$—		$3,823		$3,364
Net assets, end of period (000s)	$2,611,199	$1,902,659		$635,078		$449,087

(a)  Calculated based on the average shares outstanding methodology.

(b)  Total return assumes a subscription of a Share in the Fund at the beginning of the period indicated and a repurchase of the Share on the last day of the period, and assumes reinvestment of all distributions during the period.

(c)  For the year ended September 30, 2020, the Fund's ratio of net investment income (loss) includes incentive fee income that is not anticipated to be recurring. Excluding this item, the ratio of net investment income (loss) would be 19.08%. For the year ended September 30, 2021, the Fund's ratio of net investment income (loss) includes incentive fee income that is not anticipated to be recurring. Excluding this item, the ratio of net investment income (loss) would be 13.08%.

(d)  Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, then the result divided by the aggregate amount of the Fund's senior securities representing indebtedness, and multiplying the result by 1,000.

(e)  The Fund commenced operations on October 1, 2018.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of share transactions.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

10.  Subsequent Events

Unless otherwise stated throughout the Notes to the Consolidated Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the consolidated financial statements through the date the financial statements were available to be issued.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund's first and third fiscal quarters on Form N-PORT. The Fund's Forms N-PORT are available on the Securities and Exchange Commission's website at http://www.sec.gov and Morgan Stanley's public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A

100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees

W. Allen Reed, Chairperson of the Board and Trustee
Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manual H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski

Officers

John H. Gernon, President and Principal Executive Officer
Matthew Graver, Vice President
Michael J. Key, Vice President
Deidre Downes, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator, Fund Accounting Agent, and Escrow Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodians

U.S. Bank National Association
1555 North Rivercenter Drive, MK-WI-S302
Milwaukee, WI 53212

Millennium Trust Company, LLC
2001 Spring Road, Suite 700
Oak Brook, IL 60523

Transfer Agent

UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West
New York, New York 10001-8604

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas
New York, NY 10036

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

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ITEM 13.	EXHIBITS.

(a)

(1)      The Code of Ethics for Principal Executive and Senior Financial Officers. Not applicable to a semi-annual report.

(2)      Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP ALTERNATIVE LENDING FUND P

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: President
Date: June 6, 2022

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name: John H. Gernon
Title: Principal Executive Officer
Date: June 6, 2022

By:	/s/ Francis J. Smith
Name: Francis J. Smith
Title: Principal Financial Officer
Date: June 6, 2022

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